Summary of Significant Accounting Policies - Additional Information (Details) - EBP 001 - Investment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Number of investments	2	3
Concentration percentage	10.00%	10.00%